Average Annual Total Returns - Transamerica ClearTrack 2050	R6 1 Year	R6 5 Years	R6 Since Inception	R6 Inception Date	R6 Return After Taxes on Distributions 1 Year	R6 Return After Taxes on Distributions 5 Years	R6 Return After Taxes on Distributions Since Inception	R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R6 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R1 1 Year	R1 5 Years	R1 Since Inception	R1 Inception Date	R3 1 Year	R3 5 Years	R3 Since Inception	R3 Inception Date	Dow Jones Target 2050 Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones Target 2050 Index (reflects no deduction for fees, expenses or taxes) 5 Years	Dow Jones Target 2050 Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	16.26%	11.79%	9.31%	Mar. 02, 2015	15.64%	10.91%	8.54%	10.07%	9.17%	7.21%	15.56%	11.07%	8.60%	Mar. 02, 2015	15.83%		15.47%	Mar. 01, 2019	14.77%	11.83%	8.95%